Average Annual Total Returns - Overseas Series	Mar. 01, 2021
MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	10.65%
5 Years	8.93%
10 Years	4.92%
CLASS I
Average Annual Return:
1 Year	27.06%
5 Years	11.45%
10 Years	5.94%
CLASS I | After Taxes on Distributions
Average Annual Return:
1 Year	26.91%
5 Years	11.25%
10 Years	5.36%
CLASS I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	16.32%
5 Years	9.22%
10 Years	4.71%
CLASS S
Average Annual Return:
1 Year	26.69%
5 Years	11.13%
10 Years	5.63%
CLASS Z
Average Annual Return:
1 Year	27.20%
5 Years	11.53%
10 Years	5.98%
CLASS W
Average Annual Return:
1 Year	27.96%
5 Years	11.75%
10 Years	6.08%